Equity Index Fund
Equity Index Fund May 1, 2015
Investment Objective.
The Fund seeks investment results that correspond to the investment performance of the S&P 500® Index.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Equity Index Fund Equity Index Fund Class
Wire transfer charge for redemptions with proceeds less than $5,000.00	[1]	50
[1]	$0 - $50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Index Fund Equity Index Fund Class
Management Fees		0.13%
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.58%
Expense Reimbursement	[1]	(0.45%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.13%
[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation continues in effect until April 30, 2016, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Index Fund Equity Index Fund Class	13	187	328	748

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.69% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index to invest available cash prior to the purchase of common stocks. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.
  Substantially all of the Fund’s assets are invested in securities included in the S&P 500® Index.
  Securities in the S&P 500® Index generally are issued by companies with large market capitalizations and are included based on industry weightings and the issuers’ leading positions in those industries.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a mid-capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters Quarter/Year Total Return Best Second quarter 2009 15.80% Worst Fourth quarter 2008 (21.85)%
Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns Equity Index Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
Equity Index Fund Class	13.52%	15.32%	7.57%	May 03, 1999
Equity Index Fund Class Return after taxes on distributions	3.78%	12.55%	5.89%	May 03, 1999
Equity Index Fund Class Return after taxes on distributions and sales of shares	14.78%	11.85%	5.74%	May 03, 1999
S&P 500® Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Return after taxes on distributions and sales of fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of fund shares at the end of the measurement period.